Income Taxes - Tax Expense Benefit (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Taxes
Current Tax	¥ 248,353	$ 34,980	¥ 354,108	¥ 413,603
Deferred Tax	14,007	1,973	(87,000)	(119,663)
Total	¥ 262,360	$ 36,953	¥ 267,108	¥ 293,940